CAPITAL ASSETS (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Table Text Block]
December 31, 2014		Accumulated	Net Book
	Cost	Depreciation	Value
Vehicle	$27,543	$(15,855)	$11,688
Mining Equipment	49,430	(22,764)	26,666
Office Equipment	49,600	(44,640)	4,960
Furniture and Fixtures	1,906	(733)	1,173
Building	440,329	(422,694)	17,635
	$568,808	$(506,686)	$62,122

December 31, 2013			Reclassified to
		Accumulated	discontinued	Net Book
	Cost	Depreciation	operation	Value
Vehicle	$27,543	$(8,902)	$-	$18,641
Mining Equipment	102,830	(55,609)	(10,570)	36,651
Office Equipment	63,815	(50,802)	(3,473)	9,540
Furniture and Fixtures	3,097	(891)	(713)	1,493
Building	440,329	(399,181)	-	41,148
	$637,614	$(515,385)	$(14,756)	$107,473